Inventory (Details) - Schedule of sensitivity of the inventory provision - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Change in expected selling price estimate +2% [Member]
Inventory (Details) - Schedule of sensitivity of the inventory provision [Line Items]
Change in inventory provision	£ 1,417	£ 882
Change in expected selling price estimate -2% [Member]
Inventory (Details) - Schedule of sensitivity of the inventory provision [Line Items]
Change in inventory provision	£ (1,904)	£ (1,132)